Accounts and Notes Receivable, Net - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Balance Sheet Components [Line Items]
Allowance for doubtful accounts		$ 9.5		$ 9.9	$ 6.5
Provision for Doubtful Accounts		$ 0.7	$ 1.2	$ 5.1	$ 5.4
Predecessor [Member]
Balance Sheet Components [Line Items]
Provision for Doubtful Accounts	$ 0.2					$ 5.0